CONSOLIDATED BALANCE SHEET (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEET
Common shares issued (in shares)	705	704
Common shares outstanding (in shares)	705	704